August 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Tweedy, Browne Fund Inc. (the “Registrant”)
File Nos: 33-57724 and 811-07458

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), please accept this letter as certification that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from those contained in Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 29, 2024.

No fee is required in connection with this filing. Any comments on this certification should be directed to the undersigned at (302) 791-2019.

Very truly yours,

/s/ Nigel L. Linssen

Nigel L. Linssen

cc:	Elise M. Dolan, Esq.

Patricia A. Rogers, Esq.

Kenneth E. Burdon, Esq.